Summary of Significant Accounting Policies - Profit Appropriation and Statutory Reserves (Details)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%
Minimum percentage of after-tax profits appropriated to the statutory surplus fund	10.00%
Maximum percentage of after-tax profits appropriated to the statutory surplus fund	50.00%